CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and fee income
Interest income on loans	¥ 115,752	¥ 83,920	¥ 68,012
Fee income on loans	3,887	20,976	31,895
Total interest and fee income	119,639	104,896	99,907
Interest expense
Interest expenses on loans	(38,140)	(22,151)	(16,075)
Business related taxes and surcharges	(674)	(1,152)	(5,685)
Total interest expense	(38,814)	(23,303)	(21,760)
Net interest income	80,825	81,593	78,147
Allowance for loan losses	(3,580)	(6,360)	(9,396)
Net interest income after provision for loan losses	77,245	75,233	68,751
Non-interest and other income	815	1,772	476
Operating costs and expenses
Sales and marketing	(3,138)	(4,899)	(4,236)
General and administrative	(26,720)	(14,937)	(10,295)
Total operating costs and expenses	(29,858)	(19,836)	(14,531)
Income before taxes	48,202	57,169	54,696
Income tax expense	(14,636)	(15,221)	(17,841)
Net income and total comprehensive income for the year	33,566	41,948	36,855
Total comprehensive income attributable to:
Equity holders of the parent entity	26,853	33,558	29,484
Non-controlling interests	6,713	8,390	7,371
Total comprehensive income	¥ 33,566	¥ 41,948	¥ 36,855
Basic and diluted earnings per share for the profit attributable to the equity holders of the parent entity during the year (expressed in RMB per share)	¥ 0.14	¥ 0.18	¥ 0.16
Weighted average number of shares outstanding in the year	236,180,071	227,716,692	227,716,692